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                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                         GALAXY GROWTH AND INCOME FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                         GALAXY QUALITY PLUS BOND FUND
                                 (THE "FUNDS")

                       PRIME A SHARES AND PRIME B SHARES

                        SUPPLEMENT DATED AUGUST 14, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

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HOW TO INVEST IN THE FUNDS

1. The information in the sidenote entitled "Minimum investment amounts" on page 47 of the Prospectus is revised to read as follows:

    MINIMUM INVESTMENT AMOUNTS
    The minimum initial investment to open a Fund account is:
    - $1,000 for regular accounts
    - $25 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts
    - $25 for college savings accounts, including Education IRA accounts.

    There is no minimum initial investment if you participate in the Automatic Investment Program. You generally can make additional investments for as little as $50. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

    Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

                                 HOW TO BUY SHARES

2. The section entitled "Buying, selling and exchanging shares -- How to buy shares" on page 48 of the Prospectus is deleted and replaced with the following:

    HOW TO BUY SHARES

    You can buy shares through your financial adviser or directly from Galaxy's distributor by calling 1-800-345-6611. A financial adviser who places orders on your behalf may charge you a separate fee for their services.

    If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your
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    order to Galaxy's distributor and wiring the money to Galaxy's custodian.
    The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

    You can also buy shares directly from Galaxy's distributor in any of the following ways:

    BUYING BY MAIL

    Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

    The Galaxy Fund
    c/o Liberty Funds Services, Inc.
    P.O. Box 8081
    Boston, MA 02266-8081

    To make additional investments, send your check to the address above along with one of the following:
    - The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction
    - A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

    If your check is returned because of insufficient funds, Galaxy will cancel your order.

    BUYING BY WIRE

    You may make an initial or additional investment by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and wiring instructions.

    Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, c/o Liberty Funds
    Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-800-345-6611 for an account application.

    Your bank or other financial institution may charge you a fee for sending funds by wire.

    BUYING BY ELECTRONIC FUNDS TRANSFER

    You can buy shares by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle. To be eligible to use this privilege, you must complete the appropriate section on the account application.

3. The information in the sidenote entitled "Discount plans" on page 48 of the Prospectus is revised to read as follows:

    DISCOUNT PLANS
    You must tell your financial adviser or Galaxy's distributor when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply. To contact Galaxy's distributor, call 1-800-345-6611.

                                 HOW TO SELL SHARES

4. The section entitled "Buying, selling and exchanging shares -- How to sell shares" on page 49 of the Prospectus is revised to read as follows:

    HOW TO SELL SHARES

    You can sell your shares in several ways: through your financial adviser or directly through Galaxy's distributor by mail, by telephone, or by wire.

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    If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. Your financial adviser is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy charges a fee of $7.50 for wiring sale proceeds to your financial adviser. For details, please contact your financial adviser.

    You can also sell your shares directly through Galaxy's distributor in any of the following ways:

    SELLING BY MAIL
    Send your request in writing to:

    The Galaxy Fund
    c/o Liberty Funds Services, Inc.
    P.O. Box 8081
    Boston, MA 02266-8081

    You must include the following:
    - The name of the Fund
    - The number of shares or the dollar amount you want to sell
    - Your account number
    - Your Social Security number or tax identification number
    - The signatures of each registered owner of the account (the signatures must match the names on the account registration).

    Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians. When selling your shares by mail, you must have your signature guaranteed. Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

    SELLING BY PHONE
    You can sell shares and request that a check be sent to your address of record by calling Galaxy's distributor at 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30 day period. Certain restrictions apply to retirement plan accounts. For details, call 1-800-345-6611. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

    SELLING BY WIRE
    Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any bank or other financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee).

    The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

                               HOW TO EXCHANGE SHARES

5. The last paragraph under the heading "Buying, selling and exchanging shares -- How to buy shares" on page 48 of the Prospectus is revised to read as follows:

    To exchange shares:

    - ask your financial adviser
    - call Galaxy's distributor at 1-800-422-3737
    - send your request in writing to:

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    The Galaxy Fund
    c/o Liberty Funds Services, Inc.
    P.O. Box 8081
    Boston, MA 02266-8081

    Galaxy doesn't charge any fee for making exchanges but your financial adviser might do so. You are generally limited to one exchange per month. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

                              GALAXY INVESTOR PROGRAMS

6. The section entitled "Buying, selling and exchanging shares -- Other shareholder services" on page 49 of the Prospectus is deleted and replaced with the following:

    GALAXY INVESTOR PROGRAMS

-   RETIREMENT PLANS

    Shares of the Funds are available for purchase in connection with any of the following retirement plans:

    - Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.
    - Simplified Employee Pension Plans (SEPs).
    - Keogh money purchase and profit sharing plans.
    - Salary reduction retirement plans set up by employers for their employees, which are qualified under section 401(k) and 403(b) of the Internal Revenue Code.
    - SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.

    For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy's distributor at 1-800-799-7526.

-   OTHER PROGRAMS

    It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call your financial adviser or Galaxy's distributor at 1-800-799-7526.

    AUTOMATIC INVESTMENT PROGRAM

    You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50.

    AUTOMATED DOLLAR COST AVERAGING

    You can purchase shares for your Fund account by exchanging $100 or more each month from another Galaxy Fund or from any other fund that's underwritten by Liberty Funds Distributor, Inc. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may change the amount of the exchange by calling 1-800-345-6611. You must complete the appropriate section on the account application to be eligible to use this privilege.

    DIVIDEND DIVERSIFICATION

    You may automatically invest dividends distributed by another fund that's underwritten by Liberty Funds Distributor, Inc. in shares of the Funds. To invest your dividends in another fund, call 1-800-345-6611.

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    PAYROLL DEDUCTION PROGRAM

    You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

    COLLEGE INVESTMENT PROGRAM

    The minimum for initial and additional investments through the College Investment Program is $25. You can also save for college by opening a Coverdell Education Savings Account. The minimum for initial and additional investments in a Coverdell Education Savings Account is $25.

    DIRECT DEPOSIT PROGRAM

    This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

    SYSTEMATIC WITHDRAWAL PLAN

    You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

    You may cancel your participation in any of these programs, other than the direct deposit program, by writing to Galaxy at:

                           The Galaxy Fund
                           c/o Liberty Funds Services, Inc.
                           P.O. Box 8081
                           Boston, MA 02266-8081

    Please allow at least five days for the cancellation to be processed.

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                                 THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                            GALAXY EQUITY INCOME FUND
                          GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                            GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                           GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                           GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                          GALAXY QUALITY PLUS BOND FUND
                           GALAXY TAX-EXEMPT BOND FUND


                        PRIME A SHARES AND PRIME B SHARES

                        SUPPLEMENT DATED AUGUST 14, 2002
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

     INVESTOR PROGRAMS

     The following section is added immediately after the section entitled "Exchange Privilege" on pages 61 and 62 of the Statement of Additional
     Information:

     The following information supplements the description in the applicable Prospectus as to the various investment programs available to holders of Prime A Shares and Prime B Shares of the Funds.

     RETIREMENT PLANS

     Prime A Shares and Prime B Shares of the Funds (except for the Galaxy Tax-Exempt Bond Fund) are available for purchase in connection with the following tax-deferred prototype retirement plans:

     INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAs") (including traditional, Roth and Education IRAs and "rollovers" from existing retirement plans), a retirement-savings vehicle for qualifying individuals. The minimum initial investment for an IRA account is $25 (including a spousal account).

     SIMPLIFIED EMPLOYEE PENSION PLANS ("SEPs"), a form of retirement plan for sole proprietors, partnerships and corporations. The minimum initial investment for a SEP account is $25.

     MULTI-EMPLOYEE RETIREMENT PLANS ("MERPs"), a retirement vehicle established by employers for their employees which is qualified under Section 401(k) and 403(b) of the Code. The minimum initial investment for a MERP is $25.

     KEOGH PLAN, a retirement vehicle for self-employed individuals. The minimum initial investment for a Keogh Plan is $25.

     Detailed information concerning eligibility and other matters related to these plans and the form of application is available from Liberty Funds Services, Inc. ("LFS") (call 1-800-345-6611) with respect to IRAs, SEPs and Keogh Plans and from Fleet Securities, Inc. (call 1-800-221-8210) with respect to MERPs.

     AUTOMATIC INVESTMENT PROGRAM

     The Automatic Investment Program permits an investor to purchase Prime A Shares or Prime B Shares of a Fund each month or each quarter. Provided an investor's financial institution allows automatic withdrawals, Prime A Shares or Prime B Shares are purchased by transferring funds from the investor's checking, bank money market or

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     NOW account designated by the investor. The account designated will be debited in the specified amount, and Fund shares will be purchased on a monthly or quarterly basis on any Business Day designated by the investor. If the designated day falls on a weekend or holiday, the purchase will be made on the Business Day closest to the designated day. Only an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     SYSTEMATIC WITHDRAWAL PLAN

     The Systematic Withdrawal Plan permits an investor to automatically redeem a specified dollar amount or percentage of Prime A Shares or Prime B Shares of a Fund on a monthly, quarterly, semi-annual or annual basis on any Business Day designated by the investor, if the account has a starting value of at least $5,000. If the designated day falls on a weekend or holiday, the redemption will be made on the Business Day closest to the designated day. Proceeds of the redemption will be sent to the shareholder's address of record or financial institution within three Business Days of the redemption. If redemptions exceed purchases and dividends, the number of shares in the account will be reduced. Investors may terminate the Systematic Withdrawal Plan at any time upon written notice to LFS (but not less than five days before a payment date). There is no charge for this service.

     PAYROLL DEDUCTION PROGRAM

     To be eligible for the Payroll Deduction Program, the payroll department of an investor's employer must have the capability to forward transactions directly through the ACH, or indirectly through a third party payroll processing company that has access to the ACH. An investor must complete and submit a Galaxy Payroll Deduction Application to his or her employer's payroll department, which will arrange for the specified amount to be debited from the investor's paycheck each pay period. Prime A Shares or Prime B Shares of the applicable Fund(s) will be purchased within three days after the debit occurred. If the designated day falls on a weekend or non-Business Day, the purchase will be made on the Business Day closest to the designated day. An investor should allow between two to four weeks for the Payroll Deduction Program to be established after submitting an application to the employer's payroll department.

     COLLEGE INVESTMENT PROGRAM

     Galaxy reserves the right to redeem accounts participating in the College Program involuntarily, upon 60 days' written notice, if the account's net asset value falls below the applicable minimum initial investment as a result of redemptions. Investors participating in the College Investment Program will receive consolidated monthly statements of their accounts. Detailed information concerning College Investment Program accounts and applications may be obtained from LFS (call 1-800-345-6611).


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     DIRECT DEPOSIT PROGRAM

     Death or legal incapacity will terminate an investor's participation in the Direct Deposit Program. An investor may elect at any time to terminate his or her participation by notifying in writing the Social Security Administration. Further, Galaxy may terminate an investor's participation upon 30 days' notice to the investor.


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